ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accrued payroll and welfare	17,176,014	29,859,310
Payable for business combinations	—	24,742,025
Advertising and marketing fees payable	14,843,734	13,855,032
Rebate to advertising customers	3,899,282	11,896,947
Cash collected on behalf of service providers*	16,509,357	10,356,117
Technology supporting fees payable	4,272,662	9,856,805
Accrued IPO costs	6,227,056	—
Interest payable	2,695,890	—
Other taxes payable	2,662,427	9,513,024
Deposits	1,070,000	1,120,000
Others	2,412,151	7,759,536
Accrued Expenses and Other Current Liabilities	71,768,573	118,958,796

*      This is the cash the Company received on behalf of the service providers from the customers for the family planning services.